ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2024	Dec. 31, 2024 $ / T	Dec. 31, 2024 $ / T	Dec. 31, 2023	Dec. 31, 2023 $ / T	Dec. 31, 2023 $ / T
Disclosure of fair value measurement of assets [line items]
Price of natural rubber				0.38	1,670
Price of African palm per ton				0.25	1,111		0.25	1,111
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 61,197	$ 81,925
Service concession arrangement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 4,181,835	$ 3,830,916
Bottom of range [member] | Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets			0.0851
Bottom of range [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections			1.00%			1.00%
Top of range [member] | Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets			0.0873
Top of range [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections			3.00%			3.00%